Expense Example	Nov. 30, 2025 USD ($)
MarketDesk Focused U.S. Dividend ETF | MarketDesk Focused U.S. Dividend ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
MarketDesk Focused U.S. Momentum ETF | MarketDesk Focused U.S. Momentum ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	$ 567